Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Appreciation Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Appreciation Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$75	0.70%
[1],[2]
Expenses Paid, Amount	$ 75	[1]
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of ClearBridge Variable Appreciation Portfolio returned 14.50%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Alphabet’s success with its Google Gemini chatbot and TPU chips for artificial intelligence (AI) workloads boosted its shares more than 60% for 2025; in addition, the DOJ antitrust case concluded with less onerous penalties than feared, helping sentiment.

↑
ASML rose along with the booming semiconductor cycle driven by the AI buildout, as ASML is the most critical supplier for leading-edge logic (the brains) and advanced memory (the fuel system) two foundational hardware pillars of AI systems.

↑	Tesla underperformed the market in 2025, and the Strategy benefited on a relative basis from its underweight to the stock.

Top detractors from performance:
↓	Synopsys reset its earnings expectations and delivered a large revenue miss, driven by weakness in its IP business and possibly severe execution issues; the Fund exited the position.
↓	The Strategy does not own Micron Technology, whose strong performance in 2025 made it a relative detractor.
↓	Automatic Data Processing, which provides human resource data management software and services, was lower due to weakness in the U.S. labor market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	14.50	12.72	13.34
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,182,962,796
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 7,844,346
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,182,962,796
Total Number of Portfolio Holdings	62
Total Management Fee Paid	$7,844,346
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On 12/10/2025, the Board approved a proposed reorganization of the Fund into LVIP ClearBridge Appreciation Fund (the “Acquiring Fund”), a newly created series of Lincoln Variable Insurance Products Trust. Under the reorganization, each shareholder of the Fund would receive shares of the Acquiring Fund having the same aggregate net asset value as the Fund shares held by the shareholder immediately prior to the reorganization. Lincoln Financial Investments Corporation, a wholly-owned subsidiary of The Lincoln National Life Insurance Company, would serve as investment manager to the Acquiring Fund. ClearBridge Investments, LLC, the Fund’s current subadviser, would continue to serve as subadviser to the Acquiring Fund. Subject to approval and satisfaction of certain conditions, including approval by the shareholders of the Fund, the transaction is expected to occur in the second quarter of 2026.
This is a summary of a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Appreciation Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Appreciation Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$102	0.95%
[4],[5]
Expenses Paid, Amount	$ 102	[4]
Expense Ratio, Percent	0.95%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of ClearBridge Variable Appreciation Portfolio returned 14.19%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Alphabet’s success with its Google Gemini chatbot and TPU chips for artificial intelligence (AI) workloads boosted its shares more than 60% for 2025; in addition, the DOJ antitrust case concluded with less onerous penalties than feared, helping sentiment.

↑
ASML rose along with the booming semiconductor cycle driven by the AI buildout, as ASML is the most critical supplier for leading-edge logic (the brains) and advanced memory (the fuel system) two foundational hardware pillars of AI systems.

↑	Tesla underperformed the market in 2025, and the Strategy benefited on a relative basis from its underweight to the stock.

Top detractors from performance:
↓	Synopsys reset its earnings expectations and delivered a large revenue miss, driven by weakness in its IP business and possibly severe execution issues; the Fund exited the position.
↓	The Strategy does not own Micron Technology, whose strong performance in 2025 made it a relative detractor.
↓	Automatic Data Processing, which provides human resource data management software and services, was lower due to weakness in the U.S. labor market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class II	14.19	12.44	13.05
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,182,962,796
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 7,844,346
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,182,962,796
Total Number of Portfolio Holdings	62
Total Management Fee Paid	$7,844,346
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On 12/10/2025, the Board approved a proposed reorganization of the Fund into LVIP ClearBridge Appreciation Fund (the “Acquiring Fund”), a newly created series of Lincoln Variable Insurance Products Trust. Under the reorganization, each shareholder of the Fund would receive shares of the Acquiring Fund having the same aggregate net asset value as the Fund shares held by the shareholder immediately prior to the reorganization. Lincoln Financial Investments Corporation, a wholly-owned subsidiary of The Lincoln National Life Insurance Company, would serve as investment manager to the Acquiring Fund. ClearBridge Investments, LLC, the Fund’s current subadviser, would continue to serve as subadviser to the Acquiring Fund. Subject to approval and satisfaction of certain conditions, including approval by the shareholders of the Fund, the transaction is expected to occur in the second quarter of 2026.
This is a summary of a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.